August 12, 2020

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)
consisting of the following series and classes:
 T. Rowe Price Retirement Blend 2005 Fund

   T. Rowe Price Retirement Blend 2005 Fund

   T. Rowe Price Retirement Blend 2005 Fund—I Class

  T. Rowe Price Retirement Blend 2010 Fund

   T. Rowe Price Retirement Blend 2010 Fund

   T. Rowe Price Retirement Blend 2010 Fund—I Class

  T. Rowe Price Retirement Blend 2015 Fund

   T. Rowe Price Retirement Blend 2015 Fund

   T. Rowe Price Retirement Blend 2015 Fund—I Class

  T. Rowe Price Retirement Blend 2020 Fund

   T. Rowe Price Retirement Blend 2020 Fund

   T. Rowe Price Retirement Blend 2020 Fund—I Class

  T. Rowe Price Retirement Blend 2025 Fund

   T. Rowe Price Retirement Blend 2025 Fund

   T. Rowe Price Retirement Blend 2025 Fund—I Class

  T. Rowe Price Retirement Blend 2030 Fund

   T. Rowe Price Retirement Blend 2030 Fund

   T. Rowe Price Retirement Blend 2030 Fund—I Class

  T. Rowe Price Retirement Blend 2035 Fund

   T. Rowe Price Retirement Blend 2035 Fund

   T. Rowe Price Retirement Blend 2035 Fund—I Class

  T. Rowe Price Retirement Blend 2040 Fund

   T. Rowe Price Retirement Blend 2040 Fund

   T. Rowe Price Retirement Blend 2040 Fund—I Class

  T. Rowe Price Retirement Blend 2045 Fund

   T. Rowe Price Retirement Blend 2045 Fund

   T. Rowe Price Retirement Blend 2045 Fund—I Class

  T. Rowe Price Retirement Blend 2050 Fund

   T. Rowe Price Retirement Blend 2050 Fund

   T. Rowe Price Retirement Blend 2050 Fund—I Class

  T. Rowe Price Retirement Blend 2055 Fund

   T. Rowe Price Retirement Blend 2055 Fund

   T. Rowe Price Retirement Blend 2055 Fund—I Class

  T. Rowe Price Retirement Blend 2060 Fund

   T. Rowe Price Retirement Blend 2060 Fund

   T. Rowe Price Retirement Blend 2060 Fund—I Class

  T. Rowe Price Retirement Blend 2065 Fund

   T. Rowe Price Retirement Blend 2065 Fund

   T. Rowe Price Retirement Blend 2065 Fund—I Class

  (collectively, “new series and classes”)

File Nos.: 333-92380/811-21149

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 56 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of new series and classes.

We have not yet obtained NASDAQ ticker symbols, however, once they have been received, they will be added to the front cover of the prospectuses and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded Funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and classes.

The filing is scheduled to go effective on October 28, 2020.

If you have any questions about this filing, please give me a call at 410-345-6646.

Sincerely,

/s/Brian R. Poole
Brian R. Poole

Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.